Share Based Compensation (Details) - USD ($)													1 Months Ended	12 Months Ended
	Jan. 01, 2024	Mar. 31, 2023	Jan. 23, 2023	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022	Mar. 08, 2022	Jan. 01, 2022	Jul. 14, 2021	Jul. 14, 2021	Jun. 08, 2021	Mar. 11, 2021	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Line Items]
Outstanding percentage														2.00%
Options granted							153,146					75,235
Excersie price per share (in Dollars per share)		$ 2.68					$ 13.4					$ 27.6	$ 2.68
Vested shares				36,808	1,493	1,866		36,796	725		906
Expire date				Dec. 31, 2033	Jul. 13, 2033	Jun. 07, 2033		Dec. 31, 2032		Jul. 13, 2032	Jun. 07, 2032			Sep. 30, 2033
Cancelled existing vested and unvested shares		177,667											70,428
Deferred cash bonus payable (in Dollars)		$ 3,100,000
Share options		403,820
Vesting period		6 months
Incremental modification cost (in Dollars)													$ 700,000
2017 Share Option Plan [Member]
Share Based Compensation [Line Items]
Weighted-average grant date fair value of share option grants (in Dollars per share)														$ 2.68	$ 10.02	$ 25.72
Maximum contractual term														12 years 9 months 18 days
Minimum [Member]
Share Based Compensation [Line Items]
Vesting period														9 months 15 days
Reverse stock split			1
Maximum [Member]
Share Based Compensation [Line Items]
Vesting period														21 months 15 days
Reverse stock split			10
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Vested shares													70,430
Class A Ordinary Shares [Member] | 2017 Share Option Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares issued														550,000
Subsequent Event [Member]
Share Based Compensation [Line Items]
Vested shares	74,906
Expire date	Dec. 31, 2034
Employees [Member]
Share Based Compensation [Line Items]
Vested shares				74,881
Expire date				Dec. 31, 2033
Share-based compensation charges (in Dollars)														$ 697,446	$ 1,123,122	$ 1,203,000
Non-employees [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)														$ 391,479	$ 523,877	$ 479,460
Nonrelated Party [Member]
Share Based Compensation [Line Items]
Deferred cash bonus payable (in Dollars)													$ 1,600,000